UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

     /s/ Barry G. Haimes     New York, NY     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $68,130 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARON RENTS INC                COM              002535201     1746    65500 SH       Sole                    65500        0        0
AERCAP HOLDINGS NV             SHS              N00985106     2500   769200 SH       Sole                   769200        0        0
AMERICAN WOODMARK CORP         COM              030506109      669    38073 SH       Sole                    38073        0        0
AMR CORP                       COM              001765106     1021   320000 SH       Sole                   320000        0        0
APPLE INC                      COM              037833100     2092    19900 SH       Sole                    19900        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5456   800000 SH  CALL Sole                   800000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1719   252100 SH       Sole                   252100        0        0
BARE ESCENTUALS INC            COM              067511105     2265   552400 SH       Sole                   552400        0        0
BOISE INC                      COM              09746Y105     1104  1810092 SH       Sole                  1810092        0        0
CANO PETE INC                  COM              137801106      535  1243101 SH       Sole                  1243101        0        0
CBS CORP NEW                   CL B             124857202     1317   342900 SH       Sole                   342900        0        0
CONTINENTAL AIRLS INC          CL B             210795308     1351   153400 SH       Sole                   153400        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     1949   346100 SH       Sole                   346100        0        0
ENCORE ACQUISITION CO          COM              29255W100     1755    75400 SH       Sole                    75400        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3297    31100 SH       Sole                    31100        0        0
GOOGLE INC                     CL A             38259P508     1949     5600 SH       Sole                     5600        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     1157    24100 SH       Sole                    24100        0        0
HOME DEPOT INC                 COM              437076102      292    12400 SH       Sole                    12400        0        0
HOME DEPOT INC                 COM              437076102     1414    60000 SH  CALL Sole                    60000        0        0
ICICI BK LTD                   ADR              45104G104      532    40000 SH  CALL Sole                    40000        0        0
ITRON INC                      COM              465741106     1787    37747 SH       Sole                    37747        0        0
JPMORGAN CHASE & CO            COM              46625H100     3681   138500 SH       Sole                   138500        0        0
MGIC INVT CORP WIS             COM              552848103      432   304300 SH       Sole                   304300        0        0
MONSANTO CO NEW                COM              61166W101     3440    41400 SH       Sole                    41400        0        0
MORGAN STANLEY                 COM NEW          617446448     4160   182700 SH       Sole                   182700        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1889   144500 SH       Sole                   144500        0        0
PETRO-CDA                      COM              71644E102      824    31000 SH       Sole                    31000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     1347    78200 SH       Sole                    78200        0        0
PMI GROUP INC                  COM              69344M101      279   450000 SH       Sole                   450000        0        0
POTASH CORP SASK INC           COM              73755L107     2327    28800 SH       Sole                    28800        0        0
QUANTA SVCS INC                COM              74762E102     2274   106000 SH       Sole                   106000        0        0
RESEARCH IN MOTION LTD         COM              760975102     1918    44500 SH       Sole                    44500        0        0
SEALED AIR CORP NEW            COM              81211K100      983    71200 SH       Sole                    71200        0        0
SHAW GROUP INC                 COM              820280105     4043   147500 SH       Sole                   147500        0        0
SILGAN HOLDINGS INC            COM              827048109      746    14200 SH       Sole                    14200        0        0
SUNCOR ENERGY INC              COM              867229106      682    30700 SH       Sole                    30700        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     2371    40300 SH       Sole                    40300        0        0
WEYERHAEUSER CO                COM              962166104      827    30000 SH  CALL Sole                    30000        0        0